Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 16, 2011
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY VARIABLE INVESTMENT SERIES
Central Index Key	dei_EntityCentralIndexKey	0000716716
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 16, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011

STRATEGIST PORTFOLIO (Prospectus Summary): | STRATEGIST PORTFOLIO
THE STRATEGIST PORTFOLIO

Morgan Stanley

June 16, 2011

Supplement

SUPPLEMENT DATED JUNE 16, 2011 TO THE PROSPECTUSES OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE STRATEGIST PORTFOLIO
(the "Portfolio")
Class X and Class Y
Dated April 29, 2011

The following disclosure is hereby added as the last sentence of the fourth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":

The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the sixth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

•   Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

 PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

The following disclosure is hereby added as the last sentence of the fourth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":
The Portfolio may also invest in restricted and illiquid securities.
The following disclosure is hereby added as the sixth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

•   Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
STRATEGIST PORTFOLIO (Prospectus Summary): | STRATEGIST PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE STRATEGIST PORTFOLIO
Supplement Text	ck0000716716_SupplementTextBlock

Morgan Stanley

June 16, 2011

Supplement

SUPPLEMENT DATED JUNE 16, 2011 TO THE PROSPECTUSES OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE STRATEGIST PORTFOLIO
(the "Portfolio")
Class X and Class Y
Dated April 29, 2011

The following disclosure is hereby added as the last sentence of the fourth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":

The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the sixth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

•   Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

 PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Investment Strategy, Heading	rr_StrategyHeading	The following disclosure is hereby added as the last sentence of the fourth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio may also invest in restricted and illiquid securities.
Risk, Heading	rr_RiskHeading	The following disclosure is hereby added as the sixth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

•   Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

LIMITED DURATION PORTFOLIO (Prospectus Summary): | LIMITED DURATION PORTFOLIO
THE LIMITED DURATION PORTFOLIO

Morgan Stanley

June 16, 2011

Supplement

SUPPLEMENT DATED JUNE 16, 2011 TO THE PROSPECTUSES OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE LIMITED DURATION PORTFOLIO
(the "Portfolio")
Class X and Class Y
Dated April 29, 2011

The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":

The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the sixth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

•   Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

 PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":
The Portfolio may also invest in restricted and illiquid securities.
The following disclosure is hereby added as the sixth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

•   Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
LIMITED DURATION PORTFOLIO (Prospectus Summary): | LIMITED DURATION PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE LIMITED DURATION PORTFOLIO
Supplement Text	ck0000716716_SupplementTextBlock

Morgan Stanley

June 16, 2011

Supplement

SUPPLEMENT DATED JUNE 16, 2011 TO THE PROSPECTUSES OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE LIMITED DURATION PORTFOLIO
(the "Portfolio")
Class X and Class Y
Dated April 29, 2011

The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":

The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the sixth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

•   Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

 PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Investment Strategy, Heading	rr_StrategyHeading	The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio may also invest in restricted and illiquid securities.
Risk, Heading	rr_RiskHeading	The following disclosure is hereby added as the sixth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

•   Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

INCOME PLUS PORTFOLIO (Prospectus Summary): | INCOME PLUS PORTFOLIO
THE INCOME PLUS PORTFOLIO

Morgan Stanley

June 16, 2011

Supplement

SUPPLEMENT DATED JUNE 16, 2011 TO THE PROSPECTUSES OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE INCOME PLUS PORTFOLIO
(the "Portfolio")
Class X and Class Y
Dated April 29, 2011

The following disclosure is hereby added as the last sentence of the sixth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":

The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the sixth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

•   Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

 PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

The following disclosure is hereby added as the last sentence of the sixth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":
The Portfolio may also invest in restricted and illiquid securities.
The following disclosure is hereby added as the sixth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

•   Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
INCOME PLUS PORTFOLIO (Prospectus Summary): | INCOME PLUS PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE INCOME PLUS PORTFOLIO
Supplement Text	ck0000716716_SupplementTextBlock

Morgan Stanley

June 16, 2011

Supplement

SUPPLEMENT DATED JUNE 16, 2011 TO THE PROSPECTUSES OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE INCOME PLUS PORTFOLIO
(the "Portfolio")
Class X and Class Y
Dated April 29, 2011

The following disclosure is hereby added as the last sentence of the sixth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":

The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the sixth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

•   Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

 PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Investment Strategy, Heading	rr_StrategyHeading	The following disclosure is hereby added as the last sentence of the sixth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio may also invest in restricted and illiquid securities.
Risk, Heading	rr_RiskHeading	The following disclosure is hereby added as the sixth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

•   Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.